CAPITAL - Risk-Based Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 1,215,613	$ 755,735
Subordinated debt, original issue	120,000
Excess Capital	$ 432,800
Risk Based Ratios [Abstract]
Common Equity Tier One Capital to Risk-Weighted Assets	11.87%	10.63%
Common Equity Tier One Capital Required for Capital Adequacy	$ 652,874	$ 408,746
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	6.375%	5.75%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 716,881	$ 497,604
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 1,257,366	$ 755,839
Tier One Risk Based Capital to Risk Weighted Assets	12.28%	10.63%
Tier One Risk Based Capital Required for Capital Adequacy	$ 806,491	$ 515,376
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Capital Conservation Buffer-Fully Phased-In	2.50%
Capital Conservation Buffer-Phased-In Incremental Change	0.625%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 870,499	$ 604,233
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 1,444,146	$ 929,148
Capital to Risk Weighted Assets	14.10%	13.07%
Capital Required for Capital Adequacy	$ 1,011,314	$ 657,548
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Capital [Abstract]
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 1,075,322	$ 746,406
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital	$ 1,257,366	$ 755,839
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 517,958	$ 342,198
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tier One Leverage Capital to Average Assets	9.71%	8.84%
Tier One Leverage Capital Required for Capital Adequacy	$ 517,958	$ 342,198
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 1,279,492	$ 794,251
Risk Based Ratios [Abstract]
Common Equity Tier One Capital to Risk-Weighted Assets	12.50%	11.21%
Common Equity Tier One Capital Required for Capital Adequacy	$ 652,590	$ 407,220
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	6.375%	5.75%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 716,570	$ 495,746
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 1,279,596	$ 794,355
Tier One Risk Based Capital to Risk Weighted Assets	12.50%	11.22%
Tier One Risk Based Capital Required for Capital Adequacy	$ 806,141	$ 513,452
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.875%	7.25%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 665,386	$ 460,336
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 870,120	$ 601,978
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 1,344,388	$ 856,363
Capital to Risk Weighted Assets	13.13%	12.09%
Capital Required for Capital Adequacy	$ 1,010,875	$ 655,093
Capital Required for Capital Adequacy to Risk Weighted Assets	9.875%	9.25%
Capital [Abstract]
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 818,937	$ 566,567
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 1,074,855	$ 743,619
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital	$ 1,279,596	$ 794,355
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	1,023,671	708,209
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 517,710	$ 342,113
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tier One Leverage Capital to Average Assets	9.89%	9.29%
Tier One Leverage Capital Required for Capital Adequacy	$ 517,710	$ 342,113
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 647,138	$ 427,642
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%